Investment in associate - Narrative (Details) $ in Thousands, t in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) t	Dec. 31, 2022 USD ($)
Disclosure of associates [line items]
Percentage of sales	100.00%	100.00%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Annual methanol production facility owned (in tonnes) | t	1.8
Ownership rate	100.00%
Gas contract settlement	$ 75,000	$ 0
Atlas Methanol Company Unlimited | Fixed-price contracts | Methanol | 2005 through 2014
Disclosure of associates [line items]
Percentage of sales	50.00%
Atlas Methanol Company Unlimited | Fixed-price contracts | Methanol | Late 2014 through 2019
Disclosure of associates [line items]
Percentage of sales	10.00%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Percentage of ownership interest in associates	63.10%	63.10%
Natural gas supply arrangement term	20 years
Atlas Methanol Company Unlimited | Cash-generating unit
Disclosure of associates [line items]
Discount rate used in current estimate of value in use	16.00%
Atlas Methanol Company Unlimited | Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Gas contract settlement, methanex share	$ 47,000
Gas contract settlement, net of tax	$ 31,000